American Funds Tax-Exempt Fund of New York® Prospectus Supplement January 1, 2018 (for prospectus dated October 1, 2017)

1. The fourth paragraph under the heading “Principal investment strategies” in the “American Funds Tax-Exempt Fund of New York” section is amended in its entirety to read as follows:

The fund's assets are managed by a team of portfolio managers. Under this approach, the fund's portfolio managers will work together to oversee the fund's entire portfolio.

2. The third paragraph under the heading “The Capital SystemSM” in the “Management and organization” section is amended in its entirety to read as follows:

The table below shows the investment experience and role in management of the fund for the fund’s primary portfolio managers. Notwithstanding The Capital System, the portfolio managers of American Funds Tax-Exempt Fund of New York will work together to oversee the fund's entire portfolio.

Keep this supplement with your prospectus.

Lit. No. MFGEBS-262-0118O CGD/AFD/10039-S64122

American Funds Tax-Exempt Fund of New York® Statement of Additional Information Supplement January 1, 2018 (for statement of additional information dated October 1, 2017)

The paragraph under the heading “Compensation of investment professionals” in the “Management of the fund” section is amended in its entirety to read as follows:

Compensation of investment professionals — As described in the prospectus, the investment adviser uses a system of multiple portfolio managers in managing fund assets. In addition, for The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund and The Tax-Exempt Fund of California, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio, within their research coverage. Notwithstanding The Capital SystemSM, the portfolio managers of American Funds Tax-Exempt Fund of New York will work together to oversee the fund’s entire portfolio.

Keep this supplement with your statement of additional information.

Lit. No. MFGEBS-275-0118O CGD/10149-S64281